Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of comprehensive income
Profit for the year		£ 4,811	£ 4,632	£ 3,595
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes		(166)	(280)	(840)
Changes in fair value of credit in financial liabilities designated at FVTPL		(33)	(39)	50
FVOCI financial assets		6	17	59
Tax		59	79	187
Total - Items that do not qualify for reclassification		(134)	(223)	(544)
Items that do qualify for reclassification
FVOCI financial assets		(25)	49	(457)
Cash flow hedges	[1]	622	1,208	(3,277)
Currency translation		5	(619)	241
Tax		(178)	(361)	1,067
Total - Items that do qualify for reclassification		424	277	(2,426)
Other comprehensive income/(losses) after tax		290	54	(2,970)
Total comprehensive income for the year		5,101	4,686	625
Attributable to:
Ordinary shareholders		4,809	4,448	370
Paid-in equity holders		283	242	249
Non-controlling interests		9	(4)	6
Total comprehensive income for the year		£ 5,101	£ 4,686	£ 625

[1]	Refer to footnotes 6 and 7 of the Consolidated statement of changes in equity